Inventories by Major Category (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Inventory Disclosure [Line Items]
Raw materials	$ 29,808	$ 27,953	$ 27,709
Woodyard logs	7,166	5,931	3,863
Work-in-process	12,725	19,120	16,416
Finished goods	64,502	87,585	67,817
Replacement parts and other supplies	26,784	26,287	26,711
Inventories	$ 140,985	$ 166,876	$ 142,516